RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Increase of Net Assets Available For Benefits (Details) - EBP 004 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 1,511,463	$ 1,086,815
Adjustment for deemed distribution income from participant loans	(35)	423
Adjustment from contract value to fair value for synthetic GICs	6,960	(4,214)
Total income per Form 5500	$ 1,518,388	$ 1,083,024